Income Taxes - Deferred Tax Assets and Liabilities Reflected on the Consolidated Statements of Financial Position (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Deferred tax assets	$ 5,884	$ 6,739
Deferred tax liabilities	(1,890)	(1,697)
Net deferred tax assets (liabilities)	$ 3,994	$ 5,042	$ 5,172